Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 4,062	€ 3,409
Credit spread risk	92	56
Equity and investment risk	1,885	1,566
Foreign exchange risk	1,682	1,782
Pension risk	934	1,259
Guaranteed funds risk	41	103
Nontrading market risk portfolios	€ 8,696	€ 8,175